Financial Instruments - Commodity Price Contracts (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Face amount	$ 67,216	$ 52,369
Year one
Disclosure of detailed information about hedges [line items]
Face amount	0
Year two
Disclosure of detailed information about hedges [line items]
Face amount	6,251
Year three
Disclosure of detailed information about hedges [line items]
Face amount	4,358
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | Year one
Disclosure of detailed information about hedges [line items]
Face amount	3,108	2,593
Fair value Liability	(183)	(130)
Fair Value Asset	6	206
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | Year two
Disclosure of detailed information about hedges [line items]
Face amount	2,214	745
Fair value Liability	118	(72)
Fair Value Asset	0	0
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | Year three
Disclosure of detailed information about hedges [line items]
Face amount	440
Fair value Liability	27
Fair Value Asset	0
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | Year one
Disclosure of detailed information about hedges [line items]
Face amount	828	647
Fair value Liability	(2)	0
Fair Value Asset	33	$ 21
Coca-Cola FEMSA | Commodity price contracts | Diesel price contracts | Year one
Disclosure of detailed information about hedges [line items]
Face amount	22
Fair value Liability	0
Fair Value Asset	0
Coca-Cola FEMSA | Commodity price contracts | PX MEG contracts | Year one
Disclosure of detailed information about hedges [line items]
Face amount	72
Fair value Liability	5
Fair Value Asset	0
Coca-Cola FEMSA | Commodity price contracts | Options To Purchase Foreign Currency | Year one
Disclosure of detailed information about hedges [line items]
Face amount	3,701
Fair value Liability	24
Fair Value Asset	$ 248